Pioneer Multi-Asset Income Fund
Schedule of Investments  |  April 30, 2023

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

Schedule of Investments  |  4/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.9%
	Senior Secured Floating Rate Loan Interests — 0.9% of Net Assets*(a)
	Advanced Materials — 0.0%†
982,500	Groupe Solmax, Inc., Initial Term Loan, 9.909% (LIBOR + 475 bps), 5/29/28	$ 887,628
	Total Advanced Materials	$887,628

	Advertising Sales — 0.1%
1,959,391	Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.75% (Term SOFR + 350 bps), 8/21/26	$ 1,850,247
	Total Advertising Sales	$1,850,247

	Aerospace & Defense — 0.0%†
900,000	ADS Tactical, Inc., Initial Term Loan, 10.775% (LIBOR + 575 bps), 3/19/26	$ 855,000
	Total Aerospace & Defense	$855,000

	Auto Parts & Equipment — 0.1%
977,500	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	$ 949,397
	Total Auto Parts & Equipment	$949,397

	Building & Construction Products — 0.0%†
980,393	CP Atlas Buyer, Inc., Term B Loan, 8.582% (Term SOFR + 350 bps), 11/23/27	$ 893,656
	Total Building & Construction Products	$893,656

	Building-Heavy Construction — 0.0%†
982,500	Artera Services LLC, First Lien Tranche B Term Loan, 8.659% (LIBOR + 350 bps), 3/6/25	$ 839,055
	Total Building-Heavy Construction	$839,055

	Building-Maintenance & Service — 0.0%†
492,500	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.275% (LIBOR + 525 bps), 6/29/28	$ 482,034
	Total Building-Maintenance & Service	$482,034

	Casino Services — 0.0%†
237,500(b)	Lucky Bucks LLC, Initial Term Loan, 10.562% (LIBOR + 550 bps), 7/30/27	$ 74,100
	Total Casino Services	$74,100

1Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Chemicals-Diversified — 0.1%
982,500	Mativ Holdings, Inc., Term B Loan, 8.813% (Term SOFR + 375 bps), 4/20/28	$ 950,569
	Total Chemicals-Diversified	$950,569

	Chemicals-Specialty — 0.0%†
869,358	CPC Acquisition Corp., First Lien Initial Term Loan, 8.91% (Term SOFR + 375 bps), 12/29/27	$ 666,797
	Total Chemicals-Specialty	$666,797

	Commercial Services — 0.0%†
554,605	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.563% (LIBOR + 350 bps), 6/2/28	$ 499,194
	Total Commercial Services	$499,194

	Diagnostic Equipment — 0.0%†
491,250	Curia Global, Inc., First Lien 2021 Term Loan, 8.832% (Term SOFR + 375 bps), 8/30/26	$ 429,712
	Total Diagnostic Equipment	$429,712

	Dialysis Centers — 0.0%†
979,696	US Renal Care, Inc., Initial Term Loan, 9.84% (LIBOR + 500 bps), 6/26/26	$ 648,027
	Total Dialysis Centers	$648,027

	Distribution & Wholesale — 0.1%
1,958,763	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 8.832% (Term SOFR + 375 bps), 3/20/25	$ 1,814,712
	Total Distribution & Wholesale	$1,814,712

	Electric-Generation — 0.0%†
358,494	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.909% (LIBOR + 375 bps), 10/2/25	$ 338,329
	Total Electric-Generation	$338,329

	Electronic Composition — 0.0%†
981,494	Energy Acquisition LP, First Lien Initial Term Loan, 9.332% (Term SOFR + 425 bps), 6/26/25	$ 911,563
	Total Electronic Composition	$911,563

Pioneer Multi-Asset Income Fund |  | 4/30/232

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Enterprise Software & Services — 0.1%
1,477,500	Polaris Newco LLC, First Lien Dollar Term Loan, 9.159% (LIBOR + 400 bps), 6/2/28	$ 1,372,564
	Total Enterprise Software & Services	$1,372,564

	Investment Management & Advisory Services — 0.1%
1,465,494	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.525% (Term SOFR + 350 bps), 5/30/25	$ 1,427,025
	Total Investment Management & Advisory Services	$1,427,025

	Machinery — 0.0%†
987,500	Engineered Components & Systems LLC, First Lien Initial Term Loan, 10.948% (LIBOR + 600 bps), 8/2/28	$ 913,437
	Total Machinery	$913,437

	Medical-Biomedical & Generation — 0.1%
1,234,375	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.025% (LIBOR + 600 bps), 11/19/27	$ 1,229,746
	Total Medical-Biomedical & Generation	$1,229,746

	Medical-Drugs — 0.1%
979,695	Curium BidCo S.a.r.l., Facility B, 9.159% (LIBOR + 400 bps), 7/9/26	$ 972,348
	Total Medical-Drugs	$972,348

	Protection-Safety — 0.0%†
492,500	APX Group, Inc., Initial Term Loan, 3.25% (LIBOR + 325 bps), 7/10/28	$ 492,900
	Total Protection-Safety	$492,900

	Retail — 0.1%
982,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 8.525% (LIBOR + 350 bps), 6/2/28	$ 940,053
658,036	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.799% (LIBOR + 450 bps), 9/12/24	654,654
462,500	Torrid LLC, Closing Date Term Loan, 10.525% (LIBOR + 550 bps), 6/14/28	410,469
	Total Retail	$2,005,176

3Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Theaters — 0.0%†
489,796	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 7.946% (LIBOR + 300 bps), 4/22/26	$ 377,066
	Total Theaters	$377,066

	Total Senior Secured Floating Rate Loan Interests (Cost $23,760,344)	$21,880,282

Shares
	Common Stocks — 46.2% of Net Assets
	Aerospace & Defense — 1.1%
730,775	Hensoldt AG	$ 27,378,193
	Total Aerospace & Defense	$27,378,193

	Air Freight & Logistics — 0.9%
378,827	Cia de Distribucion Integral Logista Holdings S.A.	$ 10,293,811
60,278	United Parcel Service, Inc., Class B	10,838,587
	Total Air Freight & Logistics	$21,132,398

	Automobile Components — 0.4%
269,100	Bridgestone Corp.	$ 10,740,694
	Total Automobile Components	$10,740,694

	Automobiles — 0.9%
300,429	Stellantis NV	$ 4,965,641
1,067,700	Subaru Corp.	17,201,376
	Total Automobiles	$22,167,017

	Banks — 9.0%
4,587,632	ABN AMRO Bank NV (C.V.A.) (144A)	$ 73,374,946
408,754	Bank of America Corp.	11,968,317
386,904	FinecoBank Banca Fineco S.p.A.	5,853,504
1,439,040	Grupo Financiero Banorte S.A.B de CV, Class O	12,444,280
735,120	Hana Financial Group, Inc.	23,041,157
6,148,453	Intesa Sanpaolo S.p.A.	16,154,941
1,335,730	KB Financial Group, Inc.	49,401,252
166,500	Sumitomo Mitsui Trust Holdings, Inc.	5,974,667
288,519	Truist Financial Corp.	9,399,949
591,317	UniCredit S.p.A.	11,689,205
	Total Banks	$219,302,218

Pioneer Multi-Asset Income Fund |  | 4/30/234

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Shares		Value
	Broadline Retail — 0.2%
91,598	eBay, Inc.	$ 4,252,895
	Total Broadline Retail	$4,252,895

	Capital Markets — 3.9%
538,179	Bank of New York Mellon Corp.	$ 22,921,044
142,584	Brightsphere Investment Group, Inc.	3,219,547
260,017	Euronext NV (144A)	20,657,568
323,379	State Street Corp.	23,367,366
1,219,569	UBS Group AG	24,647,887
	Total Capital Markets	$94,813,412

	Chemicals — 0.0%†
1,752,813	Chevron Lubricants Lanka Plc	$ 502,591
	Total Chemicals	$502,591

	Communications Equipment — 1.0%
499,699	Cisco Systems, Inc.	$ 23,610,778
201,639	Telefonaktiebolaget LM Ericsson, Class B	1,108,370
	Total Communications Equipment	$24,719,148

	Consumer Staples Distribution & Retail — 0.1%
195,032(c)+#	Magnit PJSC	$ 577,170
53,304	Walgreens Boots Alliance, Inc.	1,878,966
48,325(c)+#	X5 Retail Group NV (G.D.R.)	29,164
	Total Consumer Staples Distribution & Retail	$2,485,300

	Diversified Telecommunication Services — 0.9%
717,768	Deutsche Telekom AG	$ 17,305,079
18,226,000	Telkom Indonesia Persero Tbk PT	5,280,198
	Total Diversified Telecommunication Services	$22,585,277

	Electric Utilities — 0.5%
297,785	FirstEnergy Corp.	$ 11,851,843
	Total Electric Utilities	$11,851,843

	Electrical Equipment — 0.6%
1,096,300	Mitsubishi Electric Corp.	$ 13,510,130
	Total Electrical Equipment	$13,510,130

	Food Products — 0.2%
197,766	Associated British Foods Plc	$ 4,861,490
	Total Food Products	$4,861,490

5Pioneer Multi-Asset Income Fund |  | 4/30/23

Shares		Value
	Health Care Equipment & Supplies — 0.7%
224,077	Koninklijke Philips NV	$ 4,712,533
135,629	Medtronic Plc	12,335,457
	Total Health Care Equipment & Supplies	$17,047,990

	Health Care Providers & Services — 2.4%
449,900	Cardinal Health, Inc.	$ 36,936,790
89,592	Cigna Group	22,692,758
	Total Health Care Providers & Services	$59,629,548

	Household Durables — 1.4%
254,400	Panasonic Holdings Corp.	$ 2,377,910
1,884,882	Persimmon Plc	31,126,367
	Total Household Durables	$33,504,277

	Household Products — 0.1%
34,684	Reckitt Benckiser Group Plc	$ 2,802,780
	Total Household Products	$2,802,780

	Insurance — 0.8%
93,591	Hartford Financial Services Group, Inc.	$ 6,644,025
34,799	NN Group NV	1,294,911
13,025	Old Republic International Corp.	329,142
144,800	Power Corp. of Canada	3,878,505
20,252	Willis Towers Watson Plc	4,690,363
7,547	Zurich Insurance Group AG	3,645,796
	Total Insurance	$20,482,742

	Interactive Media & Services — 0.2%
45,497(c)	Alphabet, Inc., Class A	$ 4,883,648
	Total Interactive Media & Services	$4,883,648

	IT Services — 1.4%
269,839	International Business Machines Corp.	$ 34,110,348
	Total IT Services	$34,110,348

	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,184,500
	Total Leisure Products	$2,184,500

	Metals & Mining — 0.4%
30,112	Rio Tinto Plc	$ 1,910,706
317,806	Royal Bafokeng Platinum, Ltd.	2,493,976
109,905	Teck Resources, Ltd., Class B	5,121,573
	Total Metals & Mining	$9,526,255

Pioneer Multi-Asset Income Fund |  | 4/30/236

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Shares		Value
	Mortgage Real Estate Investment Trusts (REITs) — 1.3%
750,448	AGNC Investment Corp.	$ 7,436,940
297,120	Angel Oak Mortgage, Inc.	2,296,737
52,118	Great Ajax Corp.	342,936
561,217	Ladder Capital Corp.	5,247,379
906,673	Rithm Capital Corp.	7,398,452
644,156	Two Harbors Investment Corp.	8,973,093
	Total Mortgage Real Estate Investment Trusts (REITs)	$31,695,537

	Office REITs — 0.1%
14,864	Alexandria Real Estate Equities, Inc.	$ 1,845,812
	Total Office REITs	$1,845,812

	Oil, Gas & Consumable Fuels — 10.8%
2,164,938	BP Plc	$ 14,539,879
1,270,616	BW LPG, Ltd. (144A)	10,235,702
18,609	Cheniere Energy Partners LP	848,756
64,310	Chesapeake Energy Corp.	5,317,151
14,236	ConocoPhillips	1,464,742
6,396,245	Energy Transfer LP	82,383,636
18,493	Enterprise Products Partners LP	486,551
200,600	Inpex Corp.	2,168,768
152,395(c)	Kosmos Energy, Ltd.	975,328
47,954+#	LUKOIL PJSC	140,609
49,022	Magellan Midstream Partners LP	2,735,428
119,488	Marathon Oil Corp.	2,886,830
814,362	MPLX LP	28,494,526
43,240	Murphy Oil Corp.	1,587,340
225,476	Occidental Petroleum Corp.	13,873,538
183,303	Ovintiv, Inc.	6,613,572
577,075	Permian Resources Corp.	6,030,434
194,305	Plains All American Pipeline LP	2,506,534
154,022	Range Resources Corp.	4,073,882
1,271,403+#	Rosneft Oil Co. PJSC	313,976
1,153,770	Shell Plc (A.D.R.)	71,510,665
117,051(c)	Southwestern Energy Co.	607,495
244,341(c)	Talos Energy, Inc.	3,330,368
	Total Oil, Gas & Consumable Fuels	$263,125,710

	Pharmaceuticals — 5.9%
382,905	Organon & Co.	$ 9,430,950
7Pioneer Multi-Asset Income Fund |  | 4/30/23

Shares		Value
	Pharmaceuticals — (continued)
2,063,887	Pfizer, Inc.	$ 80,264,566
484,412	Sanofi	53,377,358
	Total Pharmaceuticals	$143,072,874

	Semiconductors & Semiconductor Equipment — 0.2%
34,299	MKS Instruments, Inc.	$ 2,876,657
21,100	Ulvac, Inc.	830,093
	Total Semiconductors & Semiconductor Equipment	$3,706,750

	Technology Hardware, Storage & Peripherals — 0.5%
339,000	Asustek Computer, Inc.	$ 3,115,150
614,000	Catcher Technology Co., Ltd.	3,614,996
339,317	Hewlett Packard Enterprise Co.	4,859,019
	Total Technology Hardware, Storage & Peripherals	$11,589,165

	Textiles, Apparel & Luxury Goods — 0.2%
116,074	Tapestry, Inc.	$ 4,736,980
	Total Textiles, Apparel & Luxury Goods	$4,736,980

	Trading Companies & Distributors — 0.0%†
52,100	Inaba Denki Sangyo Co., Ltd.	$ 1,156,758
	Total Trading Companies & Distributors	$1,156,758

	Total Common Stocks (Cost $1,059,644,965)	$1,125,404,280

Principal Amount USD ($)
	Asset Backed Securities — 2.7% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,930,134
3,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	2,947,681
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	994,713
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	531,906
Pioneer Multi-Asset Income Fund |  | 4/30/238

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	$ 2,497,483
1,214,203(d)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	789,365
3,200,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.10% (SOFR30A + 435 bps), 10/15/26 (144A)	3,103,735
4,000,000	CarNow Auto Receivables Trust, Series 2023-1A, Class D, 7.99%, 2/15/28 (144A)	3,972,792
1,400,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class C, 10.00%, 3/15/35 (144A)	1,329,258
852,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	812,021
4,517,000(e)	Finance of America HECM Buyout, Series 2022-HB1, Class M5, 7.87%, 2/25/32 (144A)	3,851,109
700,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 10.371% (SOFR30A + 575 bps), 4/1/24 (144A)	697,665
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,270,740
3,436,627	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	3,434,909
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,831,519
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	2,920,242
3,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	3,520,792
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,601,344
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	523,950
3,570,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	3,399,210
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,113,487
9Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,500,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	$ 3,427,649
5,100,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	4,272,906
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	3,924,541
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,083,989
800,000(a)	STAR, Series 2021-SFR1, Class H, 9.454% (1 Month Term SOFR + 456 bps), 4/17/38 (144A)	735,442
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,408,713
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	5,029,644
	Total Asset Backed Securities (Cost $67,500,128)	$64,956,939

	Collateralized Mortgage Obligations—3.2% of Net Assets
290,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 11.37% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$ 296,294
2,100,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 9.87% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	2,174,017
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 10.315% (SOFR30A + 550 bps), 1/26/32 (144A)	2,223,688
1,250,000(e)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	1,149,887
4,350,000(e)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	3,763,539
1,600,000(e)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,280,202
2,860,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.815% (SOFR30A + 600 bps), 10/25/41 (144A)	2,649,229
2,660,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.815% (SOFR30A + 600 bps), 12/25/41 (144A)	2,451,496
Pioneer Multi-Asset Income Fund |  | 4/30/2310

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,700,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 9.52% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	$ 2,751,718
2,900,000(a)	Eagle RE, Ltd., Series 2021-1, Class M2, 9.265% (SOFR30A + 445 bps), 10/25/33 (144A)	2,950,168
970,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.015% (SOFR30A + 620 bps), 11/25/41 (144A)	899,725
1,108,333(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 10.12% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	1,184,691
1,100,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B2, 14.37% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	1,277,670
1,065,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 9.615% (SOFR30A + 480 bps), 10/25/50 (144A)	1,129,484
850,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 7.815% (SOFR30A + 300 bps), 12/25/50 (144A)	828,200
2,675,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.465% (SOFR30A + 565 bps), 12/25/50 (144A)	2,505,931
2,765,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.565% (SOFR30A + 475 bps), 1/25/51 (144A)	2,392,481
2,170,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class B2, 11.065% (SOFR30A + 625 bps), 10/25/33 (144A)	2,011,447
3,530,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 10.315% (SOFR30A + 550 bps), 1/25/34 (144A)	3,009,185
3,480,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.615% (SOFR30A + 780 bps), 11/25/41 (144A)	3,224,746
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.815% (SOFR30A + 500 bps), 8/25/33 (144A)	2,399,132
1,970,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.065% (SOFR30A + 625 bps), 9/25/41 (144A)	1,697,470
11Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,450,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.915% (SOFR30A + 710 bps), 1/25/42 (144A)	$ 3,079,738
2,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.315% (SOFR30A + 850 bps), 2/25/42 (144A)	2,461,477
6,608,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.17% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	6,835,545
3,150,000(a)	Freddie Mac STACR Trust, Series 2019-DNA4, Class B2, 11.27% (1 Month USD LIBOR + 625 bps), 10/25/49 (144A)	3,146,053
2,000,000(a)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 9.645% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	1,677,422
1,900,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.215% (SOFR30A + 740 bps), 11/25/50 (144A)	1,853,784
795,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 10.815% (SOFR30A + 600 bps), 8/25/33 (144A)	727,960
14,949	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	9,463
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
430,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 12.02% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	438,956
1,690,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.27% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,718,072
3,170,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 8.965% (SOFR30A + 415 bps), 1/25/34 (144A)	2,976,720
1,374,858(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.27% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,400,228
Pioneer Multi-Asset Income Fund |  | 4/30/2312

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,800,000(e)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	$ 200,250
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.52% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	6,460,041
	Total Collateralized Mortgage Obligations (Cost $81,339,424)	$77,236,111

	Commercial Mortgage-Backed Securities—0.2% of Net Assets
275,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.31% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 254,299
3,251,849(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 7.115% (SOFR30A + 230 bps), 11/25/51 (144A)	3,079,070
2,500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.77% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	2,350,158
	Total Commercial Mortgage-Backed Securities (Cost $5,595,605)	$5,683,527

	Convertible Corporate Bonds — 1.0% of Net Assets
	REITs — 1.0%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,291,117
23,899,100	Redwood Trust, Inc., 7.75%, 6/15/27 (144A)	19,746,631
	Total REITs	$24,037,748

	Total Convertible Corporate Bonds (Cost $25,657,793)	$24,037,748

	Corporate Bonds — 8.1% of Net Assets
	Advertising — 0.1%
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,376,389
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	432,513
	Total Advertising	$1,808,902

13Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Aerospace & Defense — 0.3%
5,000,000	Boeing Co., 5.15%, 5/1/30	$ 5,038,478
3,369,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,359,098
	Total Aerospace & Defense	$8,397,576

	Airlines — 0.2%
4,775,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 4,212,452
378,505	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	391,512
	Total Airlines	$4,603,964

	Auto Parts & Equipment — 0.1%
1,126,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 1,075,806
1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	1,644,458
	Total Auto Parts & Equipment	$2,720,264

	Banks — 3.8%
EUR4,700,000(e)(f)	ABN AMRO Bank NV, 4.375% (5 yr. EUR Swap + 467 bps)	$ 4,632,946
EUR5,300,000(e)(f)	ABN AMRO Bank NV, 4.75% (5 yr. EUR Swap + 390 bps)	4,715,857
5,000,000(e)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	3,994,888
5,000,000(e)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	3,882,036
4,000,000	BPCE SA, 4.875%, 4/1/26 (144A)	3,874,415
1,818,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,690,140
8,650,000(e)(f)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	7,994,456
5,857,000(e)(f)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,552,963
8,700,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	8,287,957
8,125,000(e)(f)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	8,043,181
6,220,000(e)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	5,862,961
9,300,000(e)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	7,606,531
14,329,000(e)(f)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	10,739,777
Pioneer Multi-Asset Income Fund |  | 4/30/2314

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
13,925,000(e)(f)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	$ 10,826,687
7,425,000(e)(f)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	6,329,813
	Total Banks	$94,034,608

	Chemicals — 0.1%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 3,003,179
	Total Chemicals	$3,003,179

	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 2,097,675
	Total Commercial Services	$2,097,675

	Diversified Financial Services — 0.4%
8,630,000(e)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 8,231,964
2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,555,000
	Total Diversified Financial Services	$10,786,964

	Food — 0.2%
4,450,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	$ 4,263,768
	Total Food	$4,263,768

	Oil & Gas — 0.2%
5,000,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 4,259,872
	Total Oil & Gas	$4,259,872

	Pipelines — 0.3%
2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$ 2,156,000
2,741,000(e)(f)	Energy Transfer LP, 8.892% (3 Month USD LIBOR + 403 bps)	2,444,585
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	2,765,806
	Total Pipelines	$7,366,391

	Retail — 0.2%
4,880,000	AutoNation, Inc., 3.85%, 3/1/32	$ 4,125,642
	Total Retail	$4,125,642

15Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Semiconductors — 0.2%
5,000,000	Broadcom, Inc., 2.45%, 2/15/31 (144A)	$ 4,098,648
	Total Semiconductors	$4,098,648

	Software — 0.1%
3,580,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 2,940,392
	Total Software	$2,940,392

	Telecommunications — 1.7%
41,014,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 39,262,839
3,364,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,770,687
	Total Telecommunications	$42,033,526

	Transportation — 0.1%
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,043,819
	Total Transportation	$2,043,819

	Total Corporate Bonds (Cost $208,858,540)	$198,585,190

Shares
	Convertible Preferred Stock — 0.0%† of Net Assets
	Professional Services — 0.0%†
15,562	Clarivate Plc, 5.25%, 6/1/24	$ 622,480
	Total Professional Services	$622,480

	Total Convertible Preferred Stock (Cost $743,178)	$622,480

	Preferred Stock — 0.2% of Net Assets
	Technology Hardware, Storage & Peripherals — 0.2%
116,548(g)	Samsung Electronics Co., Ltd.	$ 4,850,361
	Total Technology Hardware, Storage & Peripherals	$4,850,361

	Total Preferred Stock (Cost $4,773,647)	$4,850,361

Pioneer Multi-Asset Income Fund |  | 4/30/2316

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Shares		Value
Right/Warrant — 0.0%† of Net Assets
Metals & Mining — 0.0%†
959,816(c)(h)	ANR, Inc., 3/31/23	$ —
	Total Metals & Mining	$—

	Total Right/Warrant (Cost $—)	$—

Principal Amount USD ($)
	Insurance-Linked Securities — 3.0% of Net Assets#
	Event Linked Bonds — 1.7%
	Earthquakes – U.S. — 0.1%
500,000(a)	Torrey Pines Re Pte, 8.95%, (3 Month U.S. Treasury Bill + 392 bps), 6/7/24 (144A)	$ 486,500
1,000,000(a)	Ursa Re, 10.53%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	999,500
		$1,486,000

	Flood – U.S. — 0.1%
1,350,000(a)	FloodSmart Re, 18.61%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	$ 1,268,190
1,000,000(a)	FloodSmart Re, 21.28%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	999,200
		$2,267,390

	Health – U.S. — 0.2%
1,750,000(a)	Vitality Re XIII, 7.03%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,685,075
1,750,000(a)	Vitality Re XIV, 8.53%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	1,748,950
600,000(a)	Vitality Re XIV, 9.53%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	599,700
		$4,033,725

	Multiperil – U.S. — 0.5%
1,200,000(a)	Bonanza Re, 9.90%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,033,680
17Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Caelus Re VI, 10.41%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	$ 247,475
1,250,000(a)	Easton Re Pte, 9.56%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	1,218,500
250,000(a)	Four Lakes Re, 11.53%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	250,775
500,000(a)	Four Lakes Re, 12.33%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	467,800
500,000(a)	Four Lakes Re, 15.19%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	462,700
500,000(a)	Herbie Re, 14.75%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	463,000
1,300,000(a)	Merna Re II, 12.78%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,298,050
500,000(a)	Residential Re, 10.21%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	446,900
1,000,000(a)	Residential Re, 11.21%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	953,200
500,000(a)	Residential Re, 12.03%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	498,950
250,000(a)	Residential Reinsurance Re 2020, 13.01%, (3 Month U.S. Treasury Bill + 798 bps), 12/6/24 (144A)	236,375
750,000(a)	Residential Reinsurance Re 2021, 16.94%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	673,725
500,000(a)	Sakura Re, 18.53%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	502,700
1,250,000(a)	Sanders Re II, 8.28%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	1,193,625
800,000(a)	Sanders Re III, 8.53%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	758,080
Pioneer Multi-Asset Income Fund |  | 4/30/2318

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,600,000(a)	Sanders Re III, 10.78%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	$ 1,606,400
300,000(a)	Sussex Re, 13.41%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	274,170
		$12,586,105

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Kilimanjaro III Re, 9.59%, (3 Month U.S. Treasury Bill + 456 bps), 4/20/26 (144A)	$ 217,750
250,000(a)	Kilimanjaro III Re, 9.89%, (3 Month U.S. Treasury Bill + 486 bps), 4/21/25 (144A)	225,625
250,000(a)	Kilimanjaro III Re, 17.39%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	207,500
250,000(a)	Kilimanjaro III Re, 17.39%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	191,875
500,000(a)	Mona Lisa Re, 12.03%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	450,350
1,000,000(a)	Mona Lisa Re, 17.53%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,016,900
1,750,000(a)	Mystic Re IV, 11.16%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	1,593,200
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	433,800
500,000(a)	Mystic Re IV, 14.78%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	483,250
		$4,820,250

	Multiperil – U.S. Regional — 0.1%
1,300,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	$ 1,301,820
19Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Multiperil – Worldwide — 0.0%†
1,000,000(a)	Northshore Re II, 10.78%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 979,300
	Pandemic – U.S — 0.0%†
250,000(a)	Vitality Re XI, 6.83%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 245,450
	Windstorm – Florida — 0.1%
1,250,000(a)	First Coast Re III Pte, 11.21%, (3 Month U.S. Treasury Bill + 618 bps), 4/7/25 (144A)	$ 1,114,750
1,000,000(a)	First Coast Re IV, 9.00%, (3 Month U.S. Treasury Bill + 900 bps), 4/7/26 (144A)	998,500
750,000(a)	Merna Re II, 10.53%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	637,500
		$2,750,750

	Windstorm – Japan — 0.0%†
500,000(a)	Sakura Re, 7.28%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 477,600
	Windstorm – North Carolina — 0.0%†
1,000,000(a)	Cape Lookout Re, 8.25%, (1 Month U.S. Treasury Bill + 322 bps), 3/22/24 (144A)	$ 970,800
	Windstorm – U.S. — 0.2%
1,500,000(a)	Alamo Re, 13.53%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,499,250
500,000(a)	Bonanza Re, 9.90%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	425,750
250,000(a)	Bonanza Re, 13.28%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	249,550
1,500,000(a)	Cape Lookout Re, 11.53%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,499,250
600,000(a)	Gateway Re, 18.03%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	622,140
1,600,000(a)	Merna Re II, 10.25%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,599,200
		$5,895,140

Pioneer Multi-Asset Income Fund |  | 4/30/2320

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.2%
2,000,000(a)	Integrity Re, 17.03%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,998,400
1,500,000(a)	Lightning Re, 16.03%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,521,600
		$3,520,000

	Total Event Linked Bonds	$41,334,330

Face Amount USD ($)
	Collateralized Reinsurance — 0.4%
	Multiperil – U.S. — 0.3%
1,800,000(c)(i)+	Ballybunion Re 2020, 2/29/24	$ 203,353
750,000(c)(i)+	Ballybunion Re 2021-3, 7/31/25	16,770
4,000,000(i)+	Ballybunion Re 2023, 12/31/28	4,021,594
3,750,000(i)+	Gamboge Re, 3/31/29	3,214,143
		$7,455,860

	Multiperil – Worldwide — 0.1%
500,000(i)+	Amaranth Re 2023, 12/31/28	$ 444,539
1,000,000(i)+	Clarendon Re 2023, 12/31/28	943,762
700,000(c)(i)+	Cypress Re 2017, 1/31/24	70
500,000(i)+	Limestone Re 2020-1, 3/1/24 (144A)	—
500,000(i)+	Merion Re 2023-1, 12/31/28	463,912
250,000(i)+	Old Head Re 2023, 12/31/28	195,220
500,000(i)+	Pine Valley Re 2023, 12/31/28	212,295
250,000(i)+	Porthcawl Re 2023, 12/31/28	214,724
700,000(c)(i)+	Resilience Re, 5/1/23	—
300,000(c)(i)+	Walton Health Re 2019, 6/30/23	162,800
250,000(c)(i)+	Walton Heath Re 2021, 1/15/24	30,944
		$2,668,266

	Windstorm – U.S. Regional — 0.0%†
500,000(i)+	Isosceles Insurance 2021, 8.28%, (3 Month U.S. Treasury Bill + 325 bps), 7/10/23	$ 492,500
	Total Collateralized Reinsurance	$10,616,626

21Pioneer Multi-Asset Income Fund |  | 4/30/23

Face Amount USD ($)		Value

	Reinsurance Sidecars — 0.9%
	Multiperil – U.S. — 0.1%
2,500,000(i)+	Carnoustie Re 2023, 12/31/28	$ 2,588,928
1,500,000(g)+	Harambee Re 2019, 12/31/24	2,400
		$2,591,328

	Multiperil – Worldwide — 0.8%
2,400(c)(i)+	Alturas Re 2019-1, 3/10/24 (144A)	$ 10,975
12,149(g)+	Alturas Re 2019-2, 3/10/24	4,133
60,078(g)+	Alturas Re 2020-2, 3/10/24	1,184
439,922(c)(g)+	Alturas Re 2021-2, 12/31/24	—
1,000,000(c)(g)+	Alturas Re 2021-3, 7/31/25	161,500
24,956(g)+	Alturas Re 2022-2, 12/31/27	9,391
750,000(c)(i)+	Bantry Re 2019, 12/31/24	12,764
750,000(c)(i)+	Bantry Re 2021, 12/31/24	67,044
3,300,000(i)+	Bantry Re 2023, 12/31/28	3,429,614
1,391,977(c)(i)+	Berwick Re 2019-1, 12/31/24	222,020
2,500,000(i)+	Berwick Re 2023, 12/31/28	2,573,197
100,000(c)(i)+	Eden Re II, 3/22/24 (144A)	27,100
74,892(c)(i)+	Eden Re II, 3/21/25 (144A)	38,869
54,774(c)(i)+	Eden Re II, 3/21/25 (144A)	28,154
500,000(c)(i)+	Gleneagles Re 2021, 12/31/24	50
3,000,000(i)+	Gullane Re 2023, 12/31/28	3,144,732
250,000(c)(g)+	Lion Rock Re 2021, 12/31/24	52,325
2,000,000(c)(i)+	Merion Re 2021-2, 12/31/24	393,000
3,500,000(i)+	Pangaea Re 2023-1, 12/31/28	3,652,159
500,000(c)(i)+	RosaPenna Re 2021, 7/31/25	6,547
200,000(i)+	Sector Re V, 3/1/24 (144A)	98,064
100,000(i)+	Sector Re V, 12/1/24 (144A)	167,449
1,500,000(g)+	Thopas Re 2019, 12/31/24	4,950
1,000,000(c)(g)+	Thopas Re 2020, 12/31/23	—
1,500,000(g)+	Thopas Re 2021, 12/31/24	24,150
2,500,000(g)+	Thopas Re 2023, 12/31/28	2,643,750
1,500,000(c)(g)+	Torricelli Re 2021, 7/31/25	62,255
1,600,000(i)+	Versutus Re 2019-B, 12/31/24	6,400
1,500,000(g)+	Viribus Re 2019, 12/31/24	10,650
1,000,000(g)+	Viribus Re 2020, 12/31/23	34,500
Pioneer Multi-Asset Income Fund |  | 4/30/2322

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,000,000(g)+	Viribus Re 2023, 12/31/28	$ 2,197,400
600,000(c)(i)+	Woburn Re 2019, 12/31/24	103,848
		$19,188,174

	Total Reinsurance Sidecars	$21,779,502

	Total Insurance-Linked Securities (Cost $74,378,942)	$73,730,458

Principal Amount USD ($)
	Foreign Government Bonds — 1.2% of Net Assets
	Czech Republic — 0.5%
CZK243,110,000	Czech Republic Government Bond, 5.700%, 5/25/24	$ 11,379,300
	Total Czech Republic	$11,379,300

	Hungary — 0.2%
HUF1,259,170,000	Hungary Government Bond, 4.500%, 5/27/32	$ 2,925,216
HUF1,219,490,000	Hungary Government Bond, 4.750%, 11/24/32	2,875,537
	Total Hungary	$5,800,753

	Russia — 0.0%†
RUB59,913,000(b)	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 37,457
RUB61,885,000(b)	Russian Federal Bond - OFZ, 7.700%, 3/23/33	38,690
RUB59,074,000(b)	Russian Federal Bond - OFZ, 8.150%, 2/3/27	36,933
	Total Russia	$113,080

	South Africa — 0.3%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 7,160,985
	Total South Africa	$7,160,985

	Trinidad — 0.1%
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,061,222
	Total Trinidad	$2,061,222

23Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	United Kingdom — 0.1%
GBP1,483,668	United Kingdom Gilt, 4.250%, 6/7/32	$ 1,954,347
	Total United Kingdom	$1,954,347

	Total Foreign Government Bonds (Cost $32,052,656)	$28,469,687

Shares
	Closed-End Fund — 0.6% of Net Assets
1,886,372	Aberdeen Asia-Pacific Income Fund, Inc.	$ 5,130,932
165,651	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,835,945
285,533	Highland Income Fund	2,464,150
1,354,239	Invesco Senior Income Trust	5,064,854
	Total Closed-End Fund (Cost $17,785,123)	$15,495,881

Principal Amount USD ($)
	Equity Linked Notes — 19.6% of Net Assets
	Automobiles — 0.5%
769,400	Canadian Imperial Bank of Commerce (Stellantis NV), 14.01% (N/A + 0 bps), 2/7/24	$ 12,696,793
	Total Automobiles	$12,696,793

	Banks — 1.0%
40,800	BNP Paribas Issuance BV (JPMorgan Chase & Co.), 10.40%, 6/2/23	$ 5,462,712
430,700	Goldman Sachs International (Truist Financial Corp.), 20.28%, 3/29/24	14,305,701
244,300	Mizuho Markets Cayman LP (Regions Financial Corp.), 16.40%, 4/1/24	4,502,571
	Total Banks	$24,270,984

	Broadline Retail — 2.0%
64,700	BNP Paribas Issuance BV (Amazon.Com, Inc.), 16.15%, 6/7/23 (144A)	$ 6,627,868
111,000	Canadian Imperial Bank of Commerce (Alibaba Group Holding, Ltd.), 25.75% (N/A + 0 bps), 5/23/23	9,481,809
86,500	Citigroup Global Markets Holdings, Inc. (Ebay Inc.), 15.31%, 11/10/23 (144A)	3,658,085
Pioneer Multi-Asset Income Fund |  | 4/30/2324

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Broadline Retail — (continued)
59,500	Goldman Sachs International (Amazon.com, Inc.), 12.45%, 4/24/24	$ 6,185,917
18,600	Goldman Sachs International (Amazon.com, Inc.), 13.48%, 3/26/24	1,897,944
52,500	Mizuho Markets Cayman LP (Alibaba Group Holding Limited), 24.68%, 5/31/23	4,347,367
63,400	Mizuho Markets Cayman LP (Alibaba Group Holding Ltd.), 15.66%, 6/30/23 (144A)	5,478,109
28,800	Mizuho Markets Cayman LP (Alibaba Group Holding Ltd.), 18.45%, 7/7/23 (144A)	2,526,322
161,500	Royal Bank of Canada (Ebay, Inc.), 12.15%, 3/5/24 (144A)	7,465,337
	Total Broadline Retail	$47,668,758

	Capital Markets — 0.8%
118,200	Canadian Imperial Bank of Commerce (The Charles Schwab Corp.), 14.20%, 3/19/24	$ 6,652,202
150,600	Citigroup Global Markets Holdings, Inc. (The Charles Schwab Corp.), 10.45%, 3/7/24 (144A)	8,666,277
79,100	Goldman Sachs International (The Charles Schwab Corp.), 16.21%, 3/29/24	4,453,330
	Total Capital Markets	$19,771,809

	Chemicals — 0.2%
61,000	Citigroup Global Markets Holdings, Inc. (CF Industries Holdings Inc.), 18.44%, 10/12/23 (144A)	$ 4,763,490
	Total Chemicals	$4,763,490

	Consumer Finance — 0.3%
132,700	Citigroup Global Markets Holdings, Inc. (Aercap Holdings NV), 15.43%, 9/21/23 (144A)	$ 6,898,410
	Total Consumer Finance	$6,898,410

	Electrical Equipment — 0.7%
37,000	Merrill Lynch International & Co. CV (Generac Holdings Inc.), 22.37%, 10/23/23	$ 3,966,844
52,400	Mizuho Markets Cayman LP (Generac Holdings Inc.), 18.54%, 2/8/24	5,467,966
65,300	Royal Bank of Canada (Generac Holdings, Inc.), 18.58%, 2/26/24 (144A)	7,598,635
	Total Electrical Equipment	$17,033,445

25Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Entertainment — 0.2%
314,600	Goldman Sachs International (Warner Bros. Discovery, Inc.), 18.72%, 3/29/24	$ 4,512,937
	Total Entertainment	$4,512,937

	Health Care Equipment & Supplies — 0.6%
28,500	Merrill Lynch International & Co. CV (Stryker Corp.), 8.23%, 2/9/24	$ 7,698,135
85,100	Mizuho Markets Cayman LP (Medtronic plc), 8.74%, 5/2/24	7,568,283
	Total Health Care Equipment & Supplies	$15,266,418

	Health Care Providers & Services — 0.4%
22,000	Royal Bank of Canada (Cigna Corp.), 10.38%, 5/23/23 (144A)	$ 5,622,870
72,000	Royal Bank of Canada (Syneos Health Inc.), 14.41%, 10/13/23	3,056,040
	Total Health Care Providers & Services	$8,678,910

	Hotels, Restaurants & Leisure — 1.0%
326,500	Canadian Imperial Bank of Commerce (Draftkings Inc.), 28.90%, 11/17/23	$ 4,551,185
180,600	Merrill Lynch International & Co. CV (International Game Technology Plc), 15.85%, 3/11/24	4,933,089
200,000	Mizuho Markets Cayman LP (Las Vegas Sands Corp.), 12.87%, 6/16/23 (144A)	8,472,400
157,000	Royal Bank of Canada (Las Vegas Sands Corp.), 15.48%, 6/23/23 (144A)	6,076,371
	Total Hotels, Restaurants & Leisure	$24,033,045

	IT Services — 2.9%
56,400	Canadian Imperial Bank of Commerce (Alphabet, Inc.), 10.15%, 4/24/24	$ 6,080,557
65,000	Citigroup Global Markets Holdings, Inc. (Cognizant Technology Solutions Corp.), 12.39%, 11/20/23 (144A)	3,585,400
18,100	Goldman Sachs International (Alphabet, Inc.), 11.13%, 3/26/24	1,884,753
64,000	Goldman Sachs International (Alphabet, Inc.), 11.35%, 6/7/23	6,596,160
379,200	Merrill Lynch International & Co. CV (Pure Storage, Inc.), 14.28%, 2/26/24	9,754,920
54,700	Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 17.76%, 5/23/23 (144A)	4,722,689
Pioneer Multi-Asset Income Fund |  | 4/30/2326

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	IT Services — (continued)
249,600	Morgan Stanley (Pure Storage, Inc.), 14.07%, 2/9/24	$ 6,297,408
65,500	Royal Bank of Canada (Advanced Micro Devices, Inc.), 16.47%, 5/12/23 (144A)	5,923,820
166,900	Royal Bank of Canada (Advanced Micro Devices, Inc.), 17.13%, 1/23/24 (144A)	12,724,456
67,900	Toronto-Dominion Bank (Alphabet, Inc.), 10.51%, 4/12/24	7,217,940
29,500	UBS AG (CDW Corp.), 9.55%, 5/23/23 (144A)	4,974,142
	Total IT Services	$69,762,245

	Metals & Mining — 1.0%
195,700	Canadian Imperial Bank of Commerce (Teck Resources, Ltd.), 15.95% (N/A + 0 bps), 1/29/24	$ 8,420,442
307,200	Citigroup Global Markets Holdings, Inc. (Barrick Gold Corp.), 14.74%, 1/26/24 (144A)	5,641,728
298,500	Citigroup Global Markets Holdings, Inc. (Teck Resources, Ltd.), 20.23%, 11/9/23 (144A)	10,233,028
	Total Metals & Mining	$24,295,198

	Oil, Gas & Consumable Fuels — 3.3%
80,000	BNP Paribas Issuance BV (Baker Hughes Co.), 16.04%, 6/30/23 (144A)	$ 2,356,800
264,500	BNP Paribas Issuance BV (Comstock Resources Inc.), 23.70%, 8/31/23 (144A)	3,378,987
438,500	BNP Paribas Issuance BV (Kosmos Energy Ltd.), 21.08%, 3/8/24 (144A)	3,150,622
164,300	Citigroup Global Markets Holdings, Inc. (EQT Corp.), 19.08%, 1/26/24 (144A)	5,710,246
85,000	Citigroup Global Markets Holdings, Inc. (Occidental Petroleum Corp.), 19.37%, 9/28/23 (144A)	5,374,975
101,000	Citigroup Global Markets Holdings, Inc. (Occidental Petroleum Corp.), 19.62%, 10/10/23 (144A)	6,286,745
226,800	Citigroup Global Markets Holdings, Inc. (Range Resources Corp.), 19.36%, 1/26/24 (144A)	5,880,924
555,000	Goldman Sachs International (Energy Transfer LP), 18.47%, 10/10/23	6,727,710
343,900	Goldman Sachs International (Kosmos Energy Ltd.), 21.33%, 3/29/24	2,283,496
167,300	Mizuho Markets Cayman LP (EQT Corp.), 22.32%, 7/25/23 (144A)	5,750,854
27Pioneer Multi-Asset Income Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — (continued)
102,500	Royal Bank of Canada (EQT Corp.), 20.50%, 8/31/23	$ 3,860,150
208,800	Toronto-Dominion Bank (EQT Corp.), 21.21%, 8/14/23	7,730,298
164,800	Toronto-Dominion Bank (Occidental Petroleum Corp.), 15.75%, 3/13/24	10,072,082
48,800	Toronto-Dominion Bank (Occidental Petroleum Corp.), 17.70%, 9/1/23	3,190,764
146,200	Toronto-Dominion Bank (Occidental Petroleum Corp.), 18.05%, 5/2/23	9,167,252
	Total Oil, Gas & Consumable Fuels	$80,921,905

	Pharmaceuticals — 0.2%
26,100	Toronto-Dominion Bank (Alnylam Pharmaceuticals Inc.), 14.70%, 2/8/24	$ 5,454,208
	Total Pharmaceuticals	$5,454,208

	Semiconductors & Semiconductor Equipment — 2.1%
100,000	Citigroup Global Markets Holdings, Inc. (Micron Technology Inc.), 17.68%, 10/26/23 (144A)	$ 5,734,000
81,600	Merrill Lynch International & Co. CV (Applied Materials), 0.144%, 3/11/24	9,535,858
115,000	Merrill Lynch International & Co. CV (Micron Technology Inc.), 16.45%, 10/13/23	6,753,950
50,000	Merrill Lynch International & Co. CV (MKS Instruments Inc.), 17.63%, 11/10/23	3,793,000
35,500	Mizuho Markets Cayman LP (QUALCOMM Incorporated), 13.12%, 5/9/23	4,026,339
88,800	Royal Bank of Canada (Microchip Technology Incorporated), 13.57%, 3/5/24 (144A)	6,764,784
140,000	Royal Bank of Canada (Micron Technology Inc.), 14.35%, 8/14/23	8,997,100
74,800	Royal Bank of Canada (MKS Instruments, Inc.), 13.38%, 8/14/23	6,674,404
	Total Semiconductors & Semiconductor Equipment	$52,279,435

	Software — 2.4%
128,700	Citigroup Global Markets Holdings, Inc. (DocuSign, Inc.), 26.39%, 12/19/23 (144A)	$ 6,475,540
72,700	Citigroup Global Markets Holdings, Inc. (Zoom Video Communications Inc.), 23.01%, 10/26/23 (144A)	4,863,266
Pioneer Multi-Asset Income Fund |  | 4/30/2328

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — (continued)
14,500	Goldman Sachs International (Adobe Inc.), 10.97%, 5/12/23	$ 5,500,865
40,400	Mizuho Markets Cayman LP (Electronic Arts, Inc.), 9.81%, 5/23/23 (144A)	5,068,443
120,700	Mizuho Markets Cayman LP (Zoom Video Communications), 20.72%, 6/5/23 (144A)	7,547,733
156,900	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 19.80%, 3/8/24	10,654,138
49,500	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 22.45%, 11/21/23	3,460,149
31,000	Royal Bank of Canada (Autodesk, Inc.), 12.88%, 5/12/23 (144A)	6,102,815
67,200	Royal Bank of Canada (Zoom Video Communications, Inc.), 20.63%, 1/23/24 (144A)	4,451,328
12,800	UBS AG (Adobe Inc.), 12.45%, 5/23/23 (144A)	4,819,456
	Total Software	$58,943,733

	Total Equity Linked Notes (Cost $495,749,696)	$477,251,723

	U.S. Government and Agency Obligations — 8.5% of Net Assets
44,637,200	U.S. Treasury Bonds, 4.375%, 10/31/24	$ 44,621,507
43,515,200	U.S. Treasury Bonds, 4.500%, 11/30/24	43,618,888
43,011,000	U.S. Treasury Notes, 3.000%, 7/31/24	42,189,423
38,639,000	U.S. Treasury Notes, 4.125%, 1/31/25	38,578,627
39,594,700	U.S. Treasury Notes, 4.250%, 9/30/24	39,492,620
	Total U.S. Government and Agency Obligations (Cost $208,108,012)	$208,501,065

29Pioneer Multi-Asset Income Fund |  | 4/30/23

Shares		Value
	SHORT TERM INVESTMENTS — 2.5% of Net Assets
	Open-End Fund — 2.5%
60,880,880(j)	Dreyfus Government Cash Management, Institutional Shares, 4.76%	$ 60,880,880
		$60,880,880

	TOTAL SHORT TERM INVESTMENTS (Cost $60,880,880)	$60,880,880

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $2,366,828,933)	$2,387,586,612
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Exchange-Traded Call Option Written — (0.0%)†
(905)	Ladder Capital Corp.	Citigroup Global Markets, Ltd.	USD 103,731	USD 10.00	5/19/23	$(4,525)
	Total Exchange-Traded Call Option Written (Premiums received $(103,731))					$(4,525)

	OTHER ASSETS AND LIABILITIES — 2.1%					$50,184,860
	net assets — 100.0%					$2,437,766,947

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2023, the value of these securities amounted to $648,201,438, or 26.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2023.
(b)	Security is in default.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2023.
Pioneer Multi-Asset Income Fund |  | 4/30/2330

Schedule of Investments  |  4/30/23
(unaudited) (continued)
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2023.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as preference shares.
(h)	ANR, Inc. warrants are exercisable into 959,816 shares.
(i)	Issued as participation notes.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,500,000	$1,499,250
Alturas Re 2019-1	12/20/2018	2,400	10,975
Alturas Re 2019-2	12/19/2018	10,625	4,133
Alturas Re 2020-2	1/1/2020	53,483	1,184
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	7/1/2021	283,166	161,500
Alturas Re 2022-2	4/11/2023	9,391	9,391
Amaranth Re 2023	1/26/2023	417,924	444,539
Ballybunion Re 2020	12/31/2019	123,519	203,353
Ballybunion Re 2021-3	8/4/2021	15,764	16,770
Ballybunion Re 2023	3/20/2023	4,000,000	4,021,594
Bantry Re 2019	2/1/2019	—	12,764
Bantry Re 2021	1/11/2021	77,759	67,044
Bantry Re 2023	1/10/2023	3,300,000	3,429,614
Berwick Re 2019-1	2/27/2019	166,329	222,020
Berwick Re 2023	2/1/2023	2,500,000	2,573,197
Bonanza Re	2/13/2020	1,140,874	1,033,680
Bonanza Re	12/15/2020	500,000	425,750
Bonanza Re	1/6/2023	250,000	249,550
Caelus Re VI	4/9/2021	250,177	247,475
Cape Lookout Re	3/9/2021	1,000,000	970,800
Cape Lookout Re	4/14/2023	1,500,000	1,499,250
Carnoustie Re 2023	2/15/2023	2,500,000	2,588,928
Clarendon Re 2023	3/20/2023	916,657	943,762
Cypress Re 2017	1/24/2017	2,353	70
31Pioneer Multi-Asset Income Fund |  | 4/30/23

Restricted Securities	Acquisition date	Cost	Value
Easton Re Pte	12/15/2020	$1,250,000	$1,218,500
Eden Re II	12/23/2019	82,639	27,100
Eden Re II	12/14/2020	54,777	28,154
Eden Re II	1/25/2021	74,892	38,869
First Coast Re III Pte	3/4/2021	1,250,000	1,114,750
First Coast Re IV	3/24/2023	1,000,000	998,500
FloodSmart Re	2/16/2021	1,350,000	1,268,190
FloodSmart Re	2/23/2023	1,000,000	999,200
Four Lakes Re	11/5/2020	500,000	467,800
Four Lakes Re	11/5/2020	500,000	462,700
Four Lakes Re	12/22/2022	250,000	250,775
Gamboge Re	4/20/2023	3,169,465	3,214,143
Gateway Re	2/3/2023	600,000	622,140
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2023	1/10/2023	3,000,000	3,144,732
Harambee Re 2019	12/20/2018	—	2,400
Herbie Re	10/19/2020	500,000	463,000
Integrity Re	3/23/2023	2,000,000	1,998,400
Isosceles Insurance 2021	6/25/2021	500,000	492,500
Kilimanjaro III Re	4/8/2021	250,000	207,500
Kilimanjaro III Re	4/8/2021	250,000	191,875
Kilimanjaro III Re	4/8/2021	250,000	217,750
Kilimanjaro III Re	4/8/2021	250,000	225,625
Lightning Re	3/20/2023	1,500,000	1,521,600
Limestone Re 2020-1	1/3/2020	—	—
Lion Rock Re 2021	12/30/2020	107,115	52,325
Locke Tavern Re	3/23/2023	1,300,000	1,301,820
LUKOIL PJSC	4/3/2020	3,354,083	140,609
Magnit PJSC	4/15/2020	12,536,598	577,170
Merion Re 2021-2	12/28/2020	544,188	393,000
Merion Re 2023-1	1/11/2023	441,808	463,912
Merna Re II	6/8/2021	750,000	637,500
Merna Re II	4/5/2023	1,300,000	1,298,050
Merna Re II	4/5/2023	1,600,000	1,599,200
Mona Lisa Re	6/22/2021	500,000	450,350
Mona Lisa Re	12/30/2022	1,000,000	1,016,900
Mystic Re IV	12/15/2020	500,000	483,250
Mystic Re IV	6/9/2021	1,749,100	1,593,200
Mystic Re IV	6/9/2021	500,000	433,800
Northshore Re II	12/2/2020	1,000,000	979,300
Old Head Re 2023	1/11/2023	168,991	195,220
Pangaea Re 2023-1	1/19/2023	3,500,000	3,652,159
Pine Valley Re 2023	1/18/2023	446,865	212,295
Porthcawl Re 2023	1/23/2023	197,811	214,724
Pioneer Multi-Asset Income Fund |  | 4/30/2332

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Re	10/30/2020	$1,003,195	$953,200
Residential Re	10/28/2021	500,000	446,900
Residential Re	11/22/2022	500,000	498,950
Residential Reinsurance Re 2020	1/17/2023	238,350	236,375
Residential Reinsurance Re 2021	10/28/2021	750,000	673,725
Resilience Re	2/8/2017	338	—
RosaPenna Re 2021	7/16/2021	—	6,547
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	313,976
Sakura Re	3/24/2021	500,000	477,600
Sakura Re	12/22/2022	500,000	502,700
Sanders Re II	5/24/2021	1,250,000	1,193,625
Sanders Re III	2/14/2023	749,527	758,080
Sanders Re III	3/24/2023	1,600,000	1,606,400
Sector Re V	4/23/2019	136,505	98,064
Sector Re V	12/4/2019	1,922	167,449
Sussex Re	1/27/2023	276,646	274,170
Thopas Re 2019	12/21/2018	—	4,950
Thopas Re 2020	2/5/2020	—	—
Thopas Re 2021	12/30/2020	—	24,150
Thopas Re 2023	2/13/2023	2,500,000	2,643,750
Torrey Pines Re Pte	3/12/2021	500,000	486,500
Torricelli Re 2021	7/1/2021	—	62,255
Ursa Re	4/12/2023	1,000,000	999,500
Versutus Re 2019-B	12/24/2018	—	6,400
Viribus Re 2019	12/27/2018	—	10,650
Viribus Re 2020	3/12/2020	101,920	34,500
Viribus Re 2023	1/8/2023	2,000,000	2,197,400
Vitality Re XI	1/31/2020	249,614	245,450
Vitality Re XIII	3/6/2023	1,681,864	1,685,075
Vitality Re XIV	1/25/2023	1,750,000	1,748,950
Vitality Re XIV	1/25/2023	600,000	599,700
Walton Health Re 2019	7/18/2019	95,781	162,800
Walton Heath Re 2021	6/28/2021	69,944	30,944
Woburn Re 2019	1/30/2019	83,125	103,848
X5 Retail Group NV (G.D.R.)		1,738,218	29,164
Total Restricted Securities			$74,791,377
% of Net assets			3.1%
33Pioneer Multi-Asset Income Fund |  | 4/30/23

FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
849	U.S. 10 Year Note (CBT)	6/21/23	$97,597,389	$97,807,457	$210,068
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
165	Japan 10Y Bond (OSE)	6/13/23	$(176,450,793)	$(179,962,567)	$(3,511,774)
234	NASDAQ 100 E- Mini	6/16/23	(61,070,891)	(62,338,770)	(1,267,879)
1,921	S&P 500 E-MINI	6/16/23	(383,822,256)	(402,305,425)	(18,483,169)
			$(621,343,940)	$(644,606,762)	$(23,262,822)
TOTAL FUTURES CONTRACTS			$(523,746,551)	$(546,799,305)	$(23,052,754)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— Great British Pound
HUF	— Hungary Forint
RUB	— Russia Ruble
ZAR	— South Africa Rand
Pioneer Multi-Asset Income Fund |  | 4/30/2334

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$21,880,282	$—	$21,880,282
Common Stocks
Consumer Staples Distribution & Retail	1,878,966	—	606,334	2,485,300
Oil, Gas & Consumable Fuels	262,671,125	—	454,585	263,125,710
All Other Common Stocks	859,793,270	—	—	859,793,270
Asset Backed Securities	—	64,956,939	—	64,956,939
Collateralized Mortgage Obligations	—	77,236,111	—	77,236,111
Commercial Mortgage-Backed Securities	—	5,683,527	—	5,683,527
Convertible Corporate Bonds	—	24,037,748	—	24,037,748
Corporate Bonds	—	198,585,190	—	198,585,190
Convertible Preferred Stock	622,480	—	—	622,480
Preferred Stock	4,850,361	—	—	4,850,361
Right/Warrant	—*	—	—	—*
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	7,455,860	7,455,860
Multiperil – Worldwide	—	—	2,668,266	2,668,266
Windstorm – U.S. Regional	—	—	492,500	492,500
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,591,328	2,591,328
Multiperil – Worldwide	—	—	19,188,174	19,188,174
All Other Insurance-Linked Securities	—	41,334,330	—	41,334,330
Foreign Government Bonds	—	28,469,687	—	28,469,687
Closed-End Fund	15,495,881	—	—	15,495,881
Equity Linked Notes	—	477,251,723	—	477,251,723
35Pioneer Multi-Asset Income Fund |  | 4/30/23

	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$208,501,065	$—	$208,501,065
Open-End Fund	60,880,880	—	—	60,880,880
Total Investments in Securities	$1,206,192,963	$1,147,936,602	$33,457,047	$2,387,586,612
Other Financial Instruments
Exchange-Traded Call Option Written	$(4,525)	$—	$—	$(4,525)
Net unrealized depreciation on futures contracts	(23,052,754)	—	—	(23,052,754)
Total Other Financial Instruments	$(23,057,279)	$—	$—	$(23,057,279)
*	Securities valued at $0.
During the period ended April 30, 2023, there were no significant transfers in or out of Level 3.
Pioneer Multi-Asset Income Fund |  | 4/30/2336